Note 33 Dividend income breakdown by headline (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 76	€ 76
Financial assets at fair value through profit or loss, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	9	9
Financial assets at fair value through other comprehensive income, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 67	€ 66